Derivative Instruments and Hedging Activities - Fair Value of Derivative Instruments Presented on Gross Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Current assets	$ 2	$ 12
Current liabilities	8	6
Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Current assets		8
Notional Amount	172	108
Current liabilities	5
Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Current assets	1	1
Notional Amount	76	76
Current liabilities	1	2
Current liabilities		1
Metals Contracts [Member]
Derivatives, Fair Value [Line Items]
Current assets		2
Notional Amount	35	67
Current liabilities	2	4
Current liabilities	$ 1